Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	The Prudential Series Fund
Prospectus Date	rr_ProspectusDate	Apr. 25, 2022
Document Creation Date	dei_DocumentCreationDate	Apr. 13, 2022